Note Employee benefits (Funded Status of the Plan) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 644,414	$ 697,240
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(736,140)	(777,815)	$ (653,396)
Fair value of plan assets at end of year	612,283	662,765	671,299
Funded status at year end	(123,857)	(115,050)	17,903
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(40,773)	(42,664)	(36,096)
Fair value of plan assets at end of year	32,131	34,475	34,183
Funded status at year end	$ (8,642)	$ (8,189)	$ (1,912)